UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vollero Beach Capital Partners LLC

Address:   777 Third Avenue
           14th Floor
           New York, NY 10017


Form 13F File Number: 028-14279


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lubman
Title:  Chief Financial Officer
Phone:  (212) 584-4784

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lubman                 New York, NY                       2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      356,860
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-14281             Robert A. Vollero, Jr.
----  --------------------  ----------------------------------------------------
2     028-14280             Gentry T. Beach
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AGCO CORP                    COM             001084102    5,938   138,190 SH       DEFINED    1,2        138,190      0    0
AK STL HLDG CORP             COM             001547108    5,656   684,756 SH       DEFINED    1,2        684,756      0    0
ANADARKO PETE CORP           COM             032511107   12,151   159,187 SH       DEFINED    1,2        159,187      0    0
ANADARKO PETE CORP           COM             032511107   19,083   250,000     CALL DEFINED    1,2        250,000      0    0
BERRY PETE CO                CL A            085789105    4,815   114,580 SH       DEFINED    1,2        114,580      0    0
CANADIAN NAT RES LTD         COM             136385101    8,110   217,007 SH       DEFINED    1,2        217,007      0    0
CF INDS HLDGS INC            COM             125269100    4,393    30,300     PUT  DEFINED    1,2         30,300      0    0
CUMMINS INC                  COM             231021106    5,114    58,100 SH       DEFINED    1,2         58,100      0    0
EATON CORP                   COM             278058102    7,076   162,560 SH       DEFINED    1,2        162,560      0    0
EOG RES INC                  COM             26875P101    7,079    71,856 SH       DEFINED    1,2         71,856      0    0
EQT CORP                     COM             26884L109    7,510   137,064 SH       DEFINED    1,2        137,064      0    0
FLOTEK INDS INC DEL          COM             343389102    2,753   276,454 SH       DEFINED    1,2        276,454      0    0
GOLAR LNG LTD BERMUDA        SHS             G9456A100    2,332    52,461 SH       DEFINED    1,2         52,461      0    0
GULFPORT ENERGY CORP         COM NEW         402635304    2,418    82,092 SH       DEFINED    1,2         82,092      0    0
HALLIBURTON CO               COM             406216101   12,115   351,070 SH       DEFINED    1,2        351,070      0    0
HELMERICH & PAYNE INC        COM             423452101    7,632   130,766 SH       DEFINED    1,2        130,766      0    0
HESS CORP                    COM             42809H107   11,662   205,320     CALL DEFINED    1,2        205,320      0    0
HUNTSMAN CORP                COM             447011107    2,226   222,550 SH       DEFINED    1,2        222,550      0    0
JACOBS ENGR GROUP INC DEL    COM             469814107    7,390   182,099 SH       DEFINED    1,2        182,099      0    0
JOY GLOBAL INC               COM             481165108    4,863    64,860 SH       DEFINED    1,2         64,860      0    0
KBR INC                      COM             48242W106   10,154   364,328 SH       DEFINED    1,2        364,328      0    0
KEY ENERGY SVCS INC          COM             492914106    9,576   618,981     CALL DEFINED    1,2        618,981      0    0
KIRBY CORP                   COM             497266106    4,280    65,000 SH       DEFINED    1,2         65,000      0    0
KOSMOS ENERGY LTD            SHS             G5315B107    1,208    98,503 SH       DEFINED    1,2         98,503      0    0
LAREDO PETE HLDGS INC        COM             516806106    2,606   116,840 SH       DEFINED    1,2        116,840      0    0
LUFKIN INDS INC              COM             549764108    5,062    75,198 SH       DEFINED    1,2         75,198      0    0
MAGNUM HUNTER RES CORP DEL   COM             55973B102    2,248   417,159 SH       DEFINED    1,2        417,159      0    0
MCDERMOTT INTL INC           COM             580037109    4,184   363,540 SH       DEFINED    1,2        363,540      0    0
METHANEX CORP                COM             59151K108    2,948   129,180 SH       DEFINED    1,2        129,180      0    0
NABORS INDUSTRIES LTD        SHS             G6359F103   10,245   590,852 SH       DEFINED    1,2        590,852      0    0
NAVISTAR INTL CORP           PFD SR D CONV   638901306    7,267   191,840 SH       DEFINED    1,2        191,840      0    0
NEWFIELD EXPL CO             COM             651290108    7,238   191,833 SH       DEFINED    1,2        191,833      0    0
NEWPARK RES INC              COM PAR $.01NEW 651718504    1,368   143,950 SH       DEFINED    1,2        143,950      0    0
NOBLE ENERGY INC             COM             655044105    3,440   113,829 SH       DEFINED    1,2        113,829      0    0
NORTHERN OIL & GAS INC NEV   COM             665531109    5,886   245,468 SH       DEFINED    1,2        245,468      0    0
OCCIDENTAL PETE CORP DEL     COM             674599105    7,617    81,290 SH       DEFINED    1,2         81,290      0    0
OIL STS INTL INC             COM             678026105    9,595   125,638 SH       DEFINED    1,2        125,638      0    0
PACIFIC DRILLING SA LUXEMBOU REG SHS         L7257P106    2,067   222,300 SH       DEFINED    1,2        222,300      0    0
PIONEER NAT RES CO           COM             723787107   10,900   121,814 SH       DEFINED    1,2        121,814      0    0
PLAINS EXPL& PRODTN CO       COM             726505100    6,003   163,490 SH       DEFINED    1,2        163,490      0    0
POTASH CORP SASK INC         COM             73755L107    5,746   139,190 SH       DEFINED    1,2        139,190      0    0
REX ENERGY CORPORATION       COM             761565100    1,687   114,314 SH       DEFINED    1,2        114,314      0    0
ROBBINS & MYERS INC          COM             770196103    1,942    40,000 SH       DEFINED    1,2         40,000      0    0
ROWAN COS INC                COM             779382100    3,125   103,020 SH       DEFINED    1,2        103,020      0    0
SANDRIDGE ENERGY INC         COM             80007P307    3,878   475,230 SH       DEFINED    1,2        475,230      0    0
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    6,913   100,000     PUT  DEFINED    1,2        100,000      0    0
SM ENERGY CO                 COM             78454L100    5,211    71,290 SH       DEFINED    1,2         71,290      0    0
SPDR SERIES TRUST            S&P OILGAS EXP  78464A730   10,538   200,000     PUT  DEFINED    1,2        200,000      0    0
STEEL DYNAMICS INC           COM             858119100    7,027   534,360 SH       DEFINED    1,2        534,360      0    0
STONE ENERGY CORP            COM             861642106    4,377   165,940 SH       DEFINED    1,2        165,940      0    0
SUPERIOR ENERGY SVCS INC     COM             868157108    2,319    81,551 SH       DEFINED    1,2         81,551      0    0
TALISMAN ENERGY INC          COM             87425E103    6,499   509,710 SH       DEFINED    1,2        509,710      0    0
TENARIS S A                  SPONSORED ADR   88031M109    4,761   128,044 SH       DEFINED    1,2        128,044      0    0
TEREX CORP NEW               COM             880779103    4,271   316,108 SH       DEFINED    1,2        316,108      0    0
TITAN INTL INC ILL           COM             88830M102    4,938   253,731 SH       DEFINED    1,2        253,731      0    0
UNITED STATES STL CORP       NEW COM         912909108    4,594   173,603 SH       DEFINED    1,2        173,603      0    0
VANTAGE DRILLING COMPANY     ORD SHS         G93205113    1,075   926,611 SH       DEFINED    1,2        926,611      0    0
WEATHERFORD INTERNATIONAL LT REG SHS         H27013103   16,036 1,095,349 SH       DEFINED    1,2      1,095,349      0    0
WESTLAKE CHEM CORP           COM             960413102    2,187    54,350 SH       DEFINED    1,2         54,350      0    0
WHITING PETE CORP NEW        COM             966387102    5,528   118,393 SH       DEFINED    1,2        118,393      0    0


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